Debt Obligations Debt Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Debt Obligations [Abstract]
Schedule of debt obligations
Our debt obligations consist of the following:

	December 31,
	2016	2015
Parent Company Indebtedness:
7.50% Senior Notes, due October 15, 2020	$1,187	$1,187
5.875% Senior Notes, due January 15, 2024	1,150	1,150
5.50% Senior Notes due June 1, 2027	1,000	1,000
ETE Senior Secured Term Loan, due December 2, 2019	2,190	2,190
ETE Senior Secured Revolving Credit Facility due December 18, 2018	875	860
Unamortized premiums, discounts and fair value adjustments, net	(15)	(17)
Deferred debt issuance costs	(30)	(38)
	6,357	6,332

Subsidiary Indebtedness:
ETP Debt
6.125% Senior Notes due February 15, 2017	400	400
2.50% Senior Notes due June 15, 2018	650	650
6.70% Senior Notes due July 1, 2018	600	600
9.70% Senior Notes due March 15, 2019	400	400
9.00% Senior Notes due April 15, 2019	450	450
5.75% Senior Notes due September 1, 2020	400	400
4.15% Senior Notes due October 1, 2020	1,050	1,050
6.50% Senior Notes due July 15, 2021	500	500
4.65% Senior Notes due June 1, 2021	800	800
5.20% Senior Notes due February 1, 2022	1,000	1,000
5.875% Senior Notes due March 1, 2022	900	900
5.00% Senior Notes due October 1, 2022	700	700
3.60% Senior Notes due February 1, 2023	800	800
5.50% Senior Notes due April 15, 2023	700	700
4.50% Senior Notes due November 1, 2023	600	600
4.90% Senior Notes due February 1, 2024	350	350
7.60% Senior Notes due February 1, 2024	277	277
4.05% Senior Notes due March 15, 2025	1,000	1,000
4.75% Senior Notes due January 15, 2026	1,000	1,000
8.25% Senior Notes due November 15, 2029	267	267
4.90% Senior Notes due March 15, 2035	500	500
6.625% Senior Notes due October 15, 2036	400	400
7.50% Senior Notes due July 1, 2038	550	550
6.05% Senior Notes due June 1, 2041	700	700
6.50% Senior Notes due February 1, 2042	1,000	1,000
5.15% Senior Notes due February 1, 2043	450	450
5.95% Senior Notes due October 1, 2043	450	450
5.15% Senior Notes due March 15, 2045	1,000	1,000
6.125% Senior Notes due December 15, 2045	1,000	1,000
Floating Rate Junior Subordinated Notes due November 1, 2066	546	545
ETP $3.75 billion Revolving Credit Facility due November 2019	2,777	1,362
Unamortized premiums, discounts and fair value adjustments, net	(18)	(21)
Deferred debt issuance costs	(132)	(147)
	22,067	20,633

Transwestern Debt
5.54% Senior Notes due November 17, 2016	—	125
5.64% Senior Notes due May 24, 2017	82	82
5.36% Senior Notes due December 9, 2020	175	175
5.89% Senior Notes due May 24, 2022	150	150
5.66% Senior Notes due December 9, 2024	175	175

6.16% Senior Notes due May 24, 2037	75	75
Unamortized premiums, discounts and fair value adjustments, net	—	(1)
Deferred debt issuance costs	(1)	(2)
	656	779

Panhandle Debt
6.20% Senior Notes due November 1, 2017	300	300
7.00% Senior Notes due June 15, 2018	400	400
8.125% Senior Notes due June 1, 2019	150	150
7.60% Senior Notes due February 1, 2024	82	82
7.00% Senior Notes due July 15, 2029	66	66
8.25% Senior Notes due November 14, 2029	33	33
Floating Rate Junior Subordinated Notes due November 1, 2066	54	54
Unamortized premiums, discounts and fair value adjustments, net	50	75
	1,135	1,160

Sunoco, Inc. Debt
5.75% Senior Notes due January 15, 2017	400	400
9.00% Debentures due November 1, 2024	65	65
Unamortized premiums, discounts and fair value adjustments, net	9	20
	474	485

Sunoco Logistics Debt
6.125% Senior Notes due May 15, 2016	—	175
5.50% Senior Notes due February 15, 2020	250	250
4.40% Senior Notes due April 1, 2021	600	600
4.65% Senior Notes due February 15, 2022	300	300
3.45% Senior Notes due January 15, 2023	350	350
4.25% Senior Notes due April 1, 2024	500	500
5.95% Senior Notes due December 1, 2025	400	400
3.90% Senior Notes due July 15, 2026	550	—
6.85% Senior Notes due February 15, 2040	250	250
6.10% Senior Notes due February 15, 2042	300	300
4.95% Senior Notes due January 15, 2043	350	350
5.30% Senior Notes due April 1, 2044	700	700
5.35% Senior Notes due May 15, 2045	800	800
Sunoco Logistics $2.50 billion Revolving Credit Facility due March 2020	1,292	562
Sunoco Logistics $1.0 billion 364-Day Credit Facility due December 2017(1)	630	—
Unamortized premiums, discounts and fair value adjustments, net	75	85
Deferred debt issuance costs	(34)	(32)
	7,313	5,590

Bakken Project Debt
Bakken Project $2.50 billion Credit Facility due August 2019	1,100	—
Deferred debt issuance costs	(13)	—
	1,087	—
PennTex Debt
PennTex $275 million Revolving Credit Facility due December 2019	168	—

Sunoco LP Debt
5.50% Senior Notes Due August 1, 2020	600	600
6.375% Senior Notes due April 1, 2023	800	800
6.25% Senior Notes due April 15, 2021	800	—
Sunoco LP $1.50 billion Revolving Credit Facility due September 25, 2019	1,000	450
Sunoco LP Term Loan due October 1, 2019	1,243	—
Lease-related obligations	118	126
Deferred debt issuance costs	(47)	(18)
	4,514	1,958

Other	31	31
	43,802	36,968
Less: current maturities	1,194	131
	$42,608	$36,837

Future maturities of long-term debt
The following table reflects future maturities of long-term debt for each of the next five years and thereafter. These amounts exclude $156 million in unamortized premiums, fair value adjustments and deferred debt issuance costs, net:

2017	$1,817
2018	2,530
2019	9,483
2020	4,960
2021	2,706
Thereafter	22,462
Total	$43,958